SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation, shares issued		11,000
Options authorized		608,000
Performance Stock Units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense		$ 0	$ 0
Sharebased compensation, shares issued	47,349	47,349
Vesting period	4 years
2021 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Sharebased compensation, shares issued			381,836
Options authorized				608,000